Long-Term Debt - Repurchase Facilitation Agreement - Additional Information (Detail) - USD ($)		9 Months Ended
	Sep. 29, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term debt			$ 303,710,512	$ 264,613,529
8.750% Senior Notes Due April 15, 2019
Debt Instrument [Line Items]
Debt instrument interest rate		8.75%	8.75%	8.75%
Debt instrument maturity date		Apr. 15, 2019
Gap Financing If Paid before December 31, 2016 | Seaport Global Securities LLC
Debt Instrument [Line Items]
Gap financing repayment percentage	105.00%
Gap Financing If Paid on or after January 1, 2017 | Seaport Global Securities LLC
Debt Instrument [Line Items]
Gap financing repayment percentage	111.10%
Gap Financing | Seaport Global Securities LLC
Debt Instrument [Line Items]
Long-term debt		$ 2,063,320
Gap Financing | Seaport Global Securities LLC | Class A Voting Common Stock
Debt Instrument [Line Items]
Percentage of closing price of common stock to be taken as denominator on gap financing repayment	90.00%
Maximum number of shares to be issued on gap financing repayment	460,000